Leases - Components of operating lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Leases
Operating lease cost	$ 3,656	$ 4,169	$ 4,182
Short-term lease cost	508	597	636
Total operating lease cost	4,164	4,766	4,818
Operating cash outflows from operating leases included in measurement of lease liabilities	4,028	3,996	4,240
New right-of-use assets obtained in exchange for lease obligations	$ 3,706	$ 4,239	$ 864
Weighted average remaining lease term (years)	2 years 10 months 24 days	3 years
Weighted average discount rate (%)	5.10%	4.10%